Inventories - Additional Information (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Raw Materials in Inventories
Disclosure of Classes of Inventories [Line Items]
Advance paid to suppliers for inventories	€ 23,008	€ 18,119